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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   6/30/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

Form 13F File Number:     28-11169
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------
Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Keith S. Marlowe        Bala Cynwyd, PA    August 13, 2008
   ----------------------------   -----------------   ---------------
           [Signature]              [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $313,849
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                    MARKET VALUE
    NAME OF ISSUER                TITLE OF   CUSIP    (x 1000)  SHARE / PRN SHARE / PUT / INVESTMENT  OTHER     VOTING AUTHORITY
                                   CLASS               (USD)    AMOUNT      PRN   CALL   DISCRETION MANAGERS    SOLE    SHARED NONE
ADVANCED MEDICAL OPTICS, INC.       CNV     00763MAJ7 8,181     10,100,000  PRN          SOLE                10,100,000
ADVANCED MEDICAL OPTICS, INC.       CNV     00763MAK4 8,335     11,437,000  PRN          SOLE                11,437,000
AIR PRODUCTS & CHEMICALS INC.       COM     009158106 989       10,000      SH           SOLE                    10,000
ALLEGHENY TECHNOLOGIES INC          COM     01741R102 889       15,000      SH           SOLE                    15,000
BANK OF AMERICA CORPORATION         COM     060505104 978       40,964      SH           SOLE                    40,964
BILL BARRETT CORP                   CNV     06846NAA2 17,509    14,500,000  PRN          SOLE                14,500,000
BLACKBOARD INC                      CNV     091935AA4 8,831     9,000,000   PRN          SOLE                 9,000,000
BRISTOW GROUP INC.                  COM     110394103 4,949     100,000     SH           SOLE                   100,000
CONTINENTAL AIRLS INC               CNV     210795PJ3 10,775    13,100,000  PRN          SOLE                13,100,000
COVANTA HLDG CORP                   COM     22282E102 3,003     112,500     SH           SOLE                   112,500
DEERE & CO                          COM     244199105 1,515     21,000      SH           SOLE                    21,000
DIEBOLD INC.                        COM     253651103 2,220     62,400      SH           SOLE                    62,400
EARTHLINK INC                       CNV     270321AA0 15,491    13,500,000  PRN          SOLE                13,500,000
EASTMAN KODAK CO.                   CNV     277461BE8 25,240    26,780,000  PRN          SOLE                26,780,000
ENERSYS INC.                        COM     29275Y102 1,403     41,000      SH           SOLE                    41,000
EXIDE TECHNOLOGIES                  COM     302051206 2,481     148,029     SH           SOLE                   148,029
FOSTER L.B. CO.                     COM     350060109 1,394     42,000      SH           SOLE                    42,000
FOSTER WHEELER LTD                  COM     G36535139 4,023     55,000      SH           SOLE                    55,000
FREEPORT-MCMORAN COPPER & GO        COM     35671D907 1,776     2,000       SH    CALL   SOLE                     2,000
GEORESOURCES INC.                   COM     372476101 921       50,000      SH           SOLE                    50,000
GLOBALOPTIONS GROUP INC.            COM     37946D209 68        28,886      SH           SOLE                    28,886
GRAFTECH INTERNATIONAL LTD.         COM     384313102 1,924     71,700      SH           SOLE                    71,700
GRIFFON CORP                        CNV     398433AC6 5,782     6,680,000   PRN          SOLE                 6,680,000
GSI COMMERCE INC                    COM     36238G102 457       33,500      SH           SOLE                    33,500
HOLOGIC INC                         COM     436440101 1,251     57,400      SH           SOLE                    57,400
INTERMUNE INC.                      CNV     45884XAC7 12,968    14,000,000  PRN          SOLE                14,000,000
K-V PHARMACEUTICAL CO.              CNV     482740AC1 19,300    20,000,000  PRN          SOLE                20,000,000
MUELLER WTR PRODS INC               COM     624758108 1,023     126,800     SH           SOLE                   126,800
NABI BIOPHARMACEUTICALS             CNV     629519AB5 11,038    12,350,000  PRN          SOLE                12,350,000
NALCO HOLDING CO.                   COM     62985Q101 706       33,400      SH           SOLE                    33,400
NATIONAL COAL CORP.                 COM     632381208 129       14,530      SH           SOLE                    14,530
NCI BUILDING SYS INC                CNV     628852AG0 14,908    14,500,000  PRN          SOLE                14,500,000
NCR CORP NEW                        COM     62886E108 2,520     100,000     SH           SOLE                   100,000
NEWPORT CORP                        CNV     651824AB0 825       1,000,000   PRN          SOLE                 1,000,000
ON SEMICONDUCTOR CORP               CNV     682189AD7 4,961     3,500,000   PRN          SOLE                 3,500,000
ON SEMICONDUCTOR CORP               CNV     682189AG0 4,922     4,500,000   PRN          SOLE                 4,500,000
ORIENT-EXPRESS HOTELS LTD           CL A    G67743107 565       13,000      SH           SOLE                    13,000
POWERWAVE TECHNOLOGIES INC          CNV     739363AD1 10,306    14,250,000  PRN          SOLE                14,250,000
PRAXAIR INC.                        COM     74005P104 1,508     16,000      SH           SOLE                    16,000
QLT INC.                            CNV     746927AB8 9,977     10,103,000  PRN          SOLE                10,103,000
RAIT FINANCIAL TRUST                COM     749227104 82        11,000      SH           SOLE                    11,000
RXI PHARMACEUTICALS CORP.           COM     74978T109 400       50,000      SH           SOLE                    50,000
SAVVIS INC                          CNV     805423AA8 11,372    15,000,000  PRN          SOLE                15,000,000
SYMANTEC CORP                       COM     871503108 2,051     106,000     SH           SOLE                   106,000
SELECT SECTOR SPDR TR          SBI INT-FINL 81369Y605 2,026     100,000     SH           SOLE                   100,000
TRANSOCEAN INC.                     CNV     893830AV1 5,650     5,000,000   PRN          SOLE                 5,000,000
TRINITY INDUSTRIES INC.             COM     896522109 694       20,000      SH           SOLE                    20,000


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
                                                    MARKET VALUE
    NAME OF ISSUER                TITLE OF   CUSIP    (x 1000)  SHARE / PRN SHARE / PUT / INVESTMENT  OTHER     VOTING AUTHORITY
                                   CLASS               (USD)    AMOUNT      PRN   CALL   DISCRETION MANAGERS    SOLE    SHARED NONE
TXCO RESOURCES INC.                 COM     87311M102 283       24,046      SH           SOLE                    24,046
ULTRA PETROLEUM CORP.               COM     903914109 328       3,345       SH           SOLE                     3,345
UNITED THERAPEUTICS CORP.           CNV     91307CAD4 11,034    8,000,000   PRN          SOLE                 8,000,000
URANIUM RESOURCES INC.              COM     916901507 850       230,415     SH           SOLE                   230,415
VALEANT PHARMACEUTICALS INTL        COM     91911X104 684       40,000      SH           SOLE                    40,000
VALERO ENERGY CORP NEW              COM     91913Y100 844       20,500      SH           SOLE                    20,500
VECTOR GROUP LTD.                   CNV     92240MAE8 15,109    12,500,000  PRN          SOLE                12,500,000
VECTOR GROUP LTD.                   CNV     92240MAH1 1,813     1,500,000   PRN          SOLE                 1,500,000
VERTEX PHARMACEUTICALS INC.         CNV     92532FAM2 13,388    8,500,000   PRN          SOLE                 8,500,000
VIROPHARMA INC.                     CNV     928241AH1 10,059    12,000,000  PRN          SOLE                12,000,000
WEYERHAEUSER CO                     COM     962166104 1,023     20,000      SH           SOLE                    20,000
W.R. GRACE & CO.                    COM     38388F108 5,151     219,300     SH           SOLE                   219,300
XTO ENERGY INC.                     COM     98385X106 4,967     72,500      SH           SOLE                    72,500